Schedule of future minimum payments under non-cancelable operating leases (Details)	Mar. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
April 2024 to March 2025	$ 83,508
April 2025 and after	13,918
Total	$ 97,426